Revenue	6 Months Ended
Aug. 31, 2020
Revenue
Revenue

(3) Revenue

The Company earns revenue from its customers by providing personalized health guidance solutions to members. The Company’s solutions allow its members to interact with its Accolade Health Assistants and clinicians through various means of communication, including telephony and secure messaging and via its mobile application and member portal. The Company prices its personalized health guidance solutions using a recurring per-member-per-month fee (PMPM), typically with a portion of the fee calculated as the product of a fixed rate times the number of members (fixed PMPM fee), plus a variable PMPM fee calculated as the product of a variable rate times the number of members (variable PMPM fee). The fees associated with the variable PMPM fee can be earned through the achievement of performance metrics and/or the realization of healthcare cost savings resulting from the utilization of the Company’s services. Collectively, the fixed PMPM fee and variable PMPM fee are referred to as the total PMPM fee. The Company’s PMPM pricing varies by contract. In certain contracts, the maximum total PMPM fee varies during the contract term (total PMPM rate increases or decreases annually), while in other contracts, the total PMPM maximum fee is consistent over the term, yet the fixed and variable portions vary. For example, in certain contracts the fixed PMPM fee increases on an annual basis while the variable PMPM fee decreases on an annual basis, resulting in the same total PMPM fee throughout the term of the contract.

At contract inception, the Company assesses the type of services being provided and assesses the performance obligations in the contract. The Company’s contracts for personalized health guidance solutions generally include two performance obligations: stand ready services as discussed in the following sentence and reporting. The Company’s contracts include stand ready services to provide eligible participants with access to the Company’s services and to perform an unspecified quantity of interactions with members during the contract period. Accordingly, the Company’s services are generally viewed as stand ready performance obligations comprised of a series of distinct daily services that are substantially the same and have the same pattern of transfer. For the stand ready services, the Company satisfies these performance obligations over time and recognizes revenue related to its services as the services are provided using a measure of progress based upon the actual number of members eligible for the service during the respective period as a percentage of the estimated members expected to be eligible for the service over the term of the contract. The Company believes a measure of progress based on the number of members is the most appropriate measurement of control of the

(3) Revenue (Continued)

services being transferred to the customer as the amount of internal resources necessary to stand ready is directly correlated to the number of members who can use the services. In addition, the Company’s contracts may include additional add-on services as separate performance obligations that are also considered stand ready services. These add-on services have the same pattern of transfer and revenue recognition as discussed above.

As of August 31, 2020, $227,365 of revenue is expected to be recognized from remaining performance obligations and is expected to be recognized as follows:

Fiscal year ending February 28(29),
Remainder of 2021	$77,630
2022	104,703
2023	35,033
2024	9,999
Total	$227,365

The expected revenue includes variable fee estimates for the non-cancellable term of the Company’s contracts. The expected revenue does not include amounts of variable consideration that are constrained.

Significant changes in the deferred revenue balances during the six months ended August 31, 2020 and 2019 were the result of recognized revenue of $23,725 and $19,225 respectively, that were previously included in deferred revenue.

Revenue related to performance obligations satisfied in prior periods that was recognized during the three months ended August 31, 2020 and 2019 was $1,535 and $689, respectively.  Revenue related to performance obligations satisfied in prior periods that was recognized during the six months ended August 31, 2020 and 2019 was $3,014 and $1,084, respectively. These amounts relate to prior changes in estimates that were due to the inclusion of consideration that was previously constrained related to the Company’s achievement of healthcare cost savings.

Cost to obtain and fulfill a contract

The Company capitalizes sales commissions paid to internal sales personnel that are both incremental to the acquisition of customer contracts and recoverable. These costs are recorded as deferred contract acquisition costs in the accompanying consolidated balance sheets. The Company capitalized commission costs of $1,999 and $229 for the three months ended August 31, 2020 and 2019, respectively. The Company capitalized commission costs of $2,502 and $523 for the six months ended August 31, 2020 and 2019, respectively.  The Company defers costs based on its sales compensation plans only if the commissions are incremental and would not have occurred absent the customer contract. Payments to direct sales personnel are typically made in two increments as follows: 75% upon signature of the contract, with the remaining 25% upon customer launch. The Company does not pay commissions on contract renewals.

Deferred commissions paid on the initial acquisition of a contract are amortized ratably over an estimated period of benefit of five years, which is the estimated customer life. The Company determined the period of amortization for deferred commissions by taking into consideration current customer contract terms, historical customer retention, and other factors. Amortization is included in sales and marketing expenses in the accompanying consolidated statements of operations and totaled $237 and $158 for the three months ended August 31, 2020 and 2019, respectively.  Amortization is included in sales and marketing expenses in the accompanying consolidated statements of operations and totaled $470 and $314 for the six months ended August 31, 2020 and 2019, respectively. The Company periodically reviews deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the estimated period of benefit. There were no impairment losses recorded during the periods presented.

(3) Revenue (Continued)

For certain customer contracts, the Company may incur direct and incremental costs related to customer set-up and implementation. The Company recorded deferred implementation costs of $166 and $138 for the three months ended August 31, 2020 and 2019, respectively.  The Company recorded deferred implementation costs of $310 and $189 for the six months ended August 31, 2020 and 2019, respectively These implementation costs are deferred and amortized over the expected useful life of the Company’s customers, which is five years. Amortization is included in cost of revenues in the Company’s consolidated statements of operations and totaled $110 and $75 for the three months ended August 31, 2020 and 2019, respectively, and $270 and $146 for the six months ended August 31, 2020, respectively.